Document and Entity Information	9 Months Ended
Sep. 30, 2019
Cover [Abstract]
Entity Registrant Name	ORCHARD THERAPEUTICS PLC
Entity Central Index Key	0001748907
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2019
Document Fiscal Period Focus	Q3
Document Type	6-K
Document Period End Date	Sep. 30, 2019
Amendment Flag	false
Entity File Number	001-38722
Entity Address, Address Line One	108 Cannon Street
Entity Address, City or Town	London
Entity Address, Country	GB
Entity Address, Postal Zip Code	EC4N 6EU